PROPERTY AND EQUIPMENT (Details) - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Property and equipment, gross	$ 8,079
Less accumulated depreciation and amortization	(25,313)	(25,023)
Property and equipment, net	75,167		$ 386
Office furniture and equipment [Member]
Property and equipment, gross	4,322	454
Computer equipment and software [Member]
Property and equipment, gross	29,070	24,569	25,023
Less accumulated depreciation and amortization			(24,637)
Property and equipment, net			$ 386
Land [Member]
Property and equipment, gross	$ 67,088